Intangible assets (Details 4 - Textuals) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Impairment of intangible assets	R$ 0	R$ 21,895	R$ 0
Non-compete agreement | Dextra Technologies S.A.
Intangible assets
Residual amount of intangible assets	1,171
Internally developed | Software | Dextra Technologies S.A.
Intangible assets
Write-off	R$ 20,723